S000008884 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	220 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Global Broad Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	16.24%	9.44%	8.86%
S&P Global 1200 Materials Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		(8.22%)	6.20%	6.39%
iShares Global Materials ETF
Prospectus [Line Items]
Average Annual Return, Percent		(8.25%)	6.10%	6.28%
Performance Inception Date					Sep. 12, 2006
iShares Global Materials ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(8.82%)	5.45%	5.71%
iShares Global Materials ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(4.28%)	4.90%	5.10%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.